UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
             Washington, D.C. 20549

                    Form 13F

              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
Check here if Amendment  [  ]; Amendment Number:

     This Amendment (Check only one.):
                                                [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Baskin Financial Services Inc
Address: 95 St. Clair Ave West, Toronto ON  M4V 1N6

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David P. Baskin
Title:    President

Phone:    416-969-9540

Signature, Place, and Date of Signing:

  /s/ David P. Baskin       Toronto, ON        December 31, 2012

  -----------------------------      -------------        ----------------
          [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

        Form 13F Information Table Entry Total:                       34

        Form 13F Information Table Value Total:            161356 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

Baskin Financial Services Inc
                                                             FORM 13F
                                                           December 31, 2012
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


NAME OF ISSUER                                  TITLE OF CLCUSIP        VALUE (x100SHRS/PRN AMTSH/PRN   O/M INVEST. DIVOTING AU
Abbott Laboratories                             CS         2824100             3657       56107SH           SOLE      None
Apple Inc.                                      CS         37833100            7787       14704SH           SOLE      None
Bank of Nova Scotia                             CS         64149107            9483      165030SH           SOLE      None
BCE Inc.                                        CS         05534B760           9272      217505SH           SOLE      None
Brookfield Asset Management                     CS         112585104           9266      254264SH           SOLE      None
Brookfield Infrast. Partners LP                 CS         G16252101           8245      236122SH           SOLE      None
Canadian Natural Resources                      CS         136385101           4293      149866SH           SOLE      None
Cisco Systems                                   CS         17275R102           2019      103220SH           SOLE      None
CSX Corp                                        CS         126408103           3832      195166SH           SOLE      None
JP Morgan Chase & Co                            CS         46625H100           5807      132730SH           SOLE      None
Just Energy Group Inc                           CS         48213W101            115       12147SH           SOLE      None
Kraft Foods Group Inc.                          CS         50075N104            627       13854SH           SOLE      None
Magna International Cl A                        CS         559222401           5328      107255SH           SOLE      None
Methanex Corp.                                  CS         59151K108           4492      141689SH           SOLE      None
Microsoft Corp.                                 CS         594918104           3733      140414SH           SOLE      None
Molson Coors Brewing Cls. B U$                  CS         60871R209           3747      140740SH           SOLE      None
Mondelez Int'l Inc Cls A                        CS         609207105           1033       40775SH           SOLE      None
Oaktree Capital Group, LLC                      CS         674001201           5739      126795SH           SOLE      None
Pembina Pipeline Corp                           CS         706327103           8914      313225SH           SOLE      None
Potash Corp. Sask                               CS         73755L107           5421      133910SH           SOLE      None
Progressive Waste Solutions                     CS         74339G101           5155      239986SH           SOLE      None
Rogers Communications Inc. Cls B                CS         775109200           8497      188131SH           SOLE      None
Royal Bank of Canada                            CS         780087102           2044       34136SH           SOLE      None
SABESP Corp. (Brazil)                           CS         20441A102           3279       39400SH           SOLE      None
Staples Inc.                                    CS         855030102           3457      304800SH           SOLE      None
Suncor Energy                                   CS         867224107           5602      171259SH           SOLE      None
Talisman Energy                                 CS         87425E103           1362      121081SH           SOLE      None
Telus Corp Cls. A Non Voting                    CS         87971M202            100        1542SH           SOLE      None
Telus Corp.                                     CS         87971M103           6792      104339SH           SOLE      None
Teva Pharmaceuticals                            CS         881624209           2222       59770SH           SOLE      None
Tim Hortons                                     CS         88706M103           6279      128549SH           SOLE      None
Toronto Dominion Bank                           CS         891160509           1279       15277SH           SOLE      None
TransCanada Corp.                               CS         89353D107           7956      169186SH           SOLE      None
Viacom Inc                                      CS         92553P201           4522       86180SH           SOLE      None


